Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000111026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000111026 [Member] | Viking Global Equities LP Class H Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111026 [Member] | GMO Equity Dislocation Investment Fund Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111026 [Member] | AQR Large Cap Defensive Style Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111026 [Member] | Baillie Gifford Emerging Markets Equities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111026 [Member] | iShares MSCI ACWI ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111026 [Member] | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111026 [Member] | Schwab Fundamental Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000111026 [Member] | RIEF Strategic Partners Fund LLC Series SB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000111026 [Member] | GMO Quality Fund Class VI [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000111026 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000111026 [Member] | Foreign Collective Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111026 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000111026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000111026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111026 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000111026 [Member] | Private Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000156767 [Member] | MacKay Municipal Opportunities Fund LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156767 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156767 [Member] | MacKay Municipal Credit Opportunities Fund LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156767 [Member] | Eastern Municipal Water District 3 15 07 1 2046 Call 10 2 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156767 [Member] | City of New York 5 25 03 1 2053 Call 03 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Port Authority of New York And New Jersey 5 00 10 15 2041 Call 10 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Illinois Finance Authority 5 25 05 15 2048 Call 05 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | New Jersey Transportation Trust Fund Authority 5 00 06 15 2048 Call 12 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5 00 07 1 2058 Call 07 1 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Texas Public Finance Authority 4 00 02 1 2037 Call 02 1 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156767 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156767 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156767 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000156767 [Member] | Close End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156767 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162347 [Member] | GMO Equity Dislocation Investment Fund Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000162347 [Member] | BlackRock Event Driven Equity Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162347 [Member] | Elliott Associates LP Class C Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162347 [Member] | Millennium International Ltd Class GG [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162347 [Member] | Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162347 [Member] | Lazard Rathmore Alternative Fund Class E [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000162347 [Member] | iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000162347 [Member] | JPMorgan Global Allocation Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000162347 [Member] | Wilshire Bridgewater Managed Alpha Ireland Fund D3 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000162347 [Member] | GMO Benchmark Free Allocation Fund Class IV [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000162347 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000162347 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000162347 [Member] | Foreign Collective Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000162347 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000162347 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162347 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194824 [Member] | Vanguard Total Bond Market Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000194824 [Member] | PIMCO Income Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000194824 [Member] | DoubleLine Total Return Bond Fund I Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000194824 [Member] | TCW MetWest Total Return Bond Fund Plan Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194824 [Member] | River Canyon Total Return Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000194824 [Member] | GMO Emerging Country Debt Fund Class VI [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000194824 [Member] | Vanguard Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194824 [Member] | TPG Twin Brook Capital Income Fund I Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194824 [Member] | AG Direct Lending Fund IV Annex LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194824 [Member] | Vanguard High Yield Corporate Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194824 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000194824 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194824 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194824 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194824 [Member] | Non traded Business Development Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194824 [Member] | Private Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%